Note 4 - Advances for Vessels Under Construction (Tables)	12 Months Ended
Dec. 31, 2025
Notes Tables
Summary of Advances for Vessels Under Construction [Table Text Block]
Costs
Balance, January 1, 2024	-
Advances for vessels under construction	7,188,614
Balance, December 31, 2024	7,188,614
Advances for vessels under construction	7,183,182
Other costs capitalized related to the construction	14,764
Balance, December 31, 2025	14,386,560